3. SHORT-TERM NOTE AND LINES OF CREDIT (Details Narrative) - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Line of credit balance	$ 0	$ 651,453	$ 651,498
Community National Bank
Line of credit balance	25,298	25,298	0
Extraco Bank
Line of credit balance	472,675	472,675	473,029
Additional Lines of Credit Extraco Bank
Line of credit balance	276,958	276,958	278,470
Baptist Community Services
Line of credit balance		25,298	25,298
Capital One Bank
Line of credit balance	9,580	9,580	9,580
Chase Bank
Line of credit balance	$ 11,197	11,197	11,197
Community Bank
Line of credit balance		$ 25,298	$ 25,298